Supplementary cash flow information (Tables)	12 Months Ended
Sep. 30, 2025
Cash Flow Statement [Abstract]
Disclosure of net change in non-cash working capital	Net change in non-cash working capital items and others is as follows for the years ended September 30:

	2025	2024
	$	$
Accounts receivable	80,109	106,360
Work in progress	(63,386)	(8,999)
Prepaid expenses and other assets	49,158	4,466
Long-term financial assets	(9,329)	(24,423)
Accounts payable and accrued liabilities	(167,764)	22,151
Accrued compensation and employee-related liabilities	(59,885)	(27,689)
Deferred revenue	(1,932)	50,420
Income taxes	(85,430)	(98,207)
Provisions	122,426	(594)
Long-term liabilities	7,739	33,540
Derivative financial instruments	118	634
Retirement benefits obligations	9,133	7,337
	(119,043)	64,996

Disclosure of non-cash operating and investing activities	Non-cash operating and investing activities are as follows for the years ended September 30:

	2025	2024
	$	$
Operating activities
Accounts receivable	—	(12)
Accounts payable and accrued liabilities	45,269	35,992
Provisions	1,219	576
Other long-term liabilities	19,401	13,524
	65,889	50,080
Investing activities
Purchase of PP&E	(12,021)	(11,158)
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	(143,914)	(110,778)
Additions to intangible assets	(59,927)	(40,908)
	(215,862)	(162,844)

Disclosure of financing activities	Changes arising from financing activities are as follows for the years ended September 30:

	2025			2024
	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities	Long-term debt	Derivative financial instruments to hedge long-term debt	Lease liabilities
	$	$	$	$	$	$
Balance, beginning of year	2,688,308	9,500	620,095	3,100,321	(97,575)	641,963
Cash used in financing activities excluding equity
Increase of long-term debt	923,922	—	—	747,073	—	—
Repayment of long-term debt and lease liabilities	—	—	(177,465)	(1,154,878)	—	(146,762)
Repayment of debt assumed in business acquisitions	(47,953)	—	—	(162,146)	—	—
Settlement of derivative financial instruments (Note 32)	—	—	—	—	38,943	—
Non-cash financing activities
Additions, disposals/retirements and change in estimates and lease modifications of right-of-use assets	—	—	144,967	—	—	110,778
Additions through business acquisitions (Note 27)	58,376	—	69,771	162,146	—	2,341
Changes in foreign currency exchange rates	13,623	128,285	32,319	(6,715)	68,132	18,914
Other	1,559	—	3,797	2,507	—	(7,139)
Balance, end of year	3,637,835	137,785	693,484	2,688,308	9,500	620,095

Disclosure of interest and income taxes paid and received	Interest paid and received and income taxes paid are classified within operating activities and are as follows for the years ended September 30:

	2025	2024
	$	$
Interest paid	129,133	102,180
Interest received	62,604	87,153
Income taxes paid	603,370	740,325